                          MFS(R) STRATEGIC INCOME FUND

             Supplement dated March 1, 2000 as revised July 21, 2000
                           to the Current Prospectus


This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1999.

                                                      1 Year    5 Year   10 Year
                                                      ------    ------   -------
Class I shares                                         7.45%     9.42%    8.30%
Lehman Brothers High Yield Bond Index+*                2.74%     9.20%   10.68%
Lehman Brothers Government/Corporate Bond Index+**    (2.15)%    7.61%    7.65%
Salomon Brothers World Government Bond Index+***      (4.27)%    6.42%    8.03%
Credit Suisse First Boston High Yield Index++****#     3.28%     9.08%   11.06%
Average multi-sector income fund++                     2.58%     7.90%    8.65%

-----------------------------

+    Source: Standard & Poor's Micropal, Inc.

++   Source: Lipper Analytical Services, Inc.

* The Lehman Brothers High Yield Bond Index is a broad-based unmanaged index of non-investment grade corporate debt.

** The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged, index weighted by market value and consists of all U.S. Treasury and U.S. Government agency debt and of all publicly issued fixed-rate, non-convertible, investment grade domestic corporate debt.

*** The Salomon Brothers World Government Bond Index is a broad-based, unmanaged index made up of government bonds with remaining maturities of at least five years.

**** The Credit Suisse First Boston High Yield Index is a broad-based, unmanaged, trader-priced portfolio constructed to mirror the high yield debt market.

# We no longer use the Credit Suisse First Boston High Yield Index as a benchmark because the Lehman Brothers High Yield Fund Index better reflects the Fund's investment policies and objectives.

The fund commenced investment operations on October 29, 1987 with the offering of class A shares, and subsequently offered class I shares on January 8, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower then the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

              Management Fees                                           1.16%
              Distribution and Service (12b-1) Fees                     None
              Other Expenses(1) (2)                                     0.32%
                                                                        ----
              Total Annual Fund Operating Expenses                      1.48%
                   Fee Waiver and/or Expense Reimbursement(2)           (0.87)%
                                                                        ------
                   Net Expenses(1)                                       0.61%
-----------------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other agreements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be 0.58%.

(2) MFS has contractually agreed to reduce the management fee to a maximum of 0.50% annually of the average daily net assets of the Fund. MFS has also agreed to bear all of the fund's expenses, such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.08% annually. These contractual fee arrangements will remain in effect until at least March 1, 2001, absent an earlier modification approved by the board of trustees which oversees the Fund.

3 Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

         The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

         Share Class     Year 1       Year 3       Year 5      Year 10

    Class I shares        $62          $382         $725        $1,694

4.   DESCRIPTION OF SHARE CLASSES


The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

6.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                                                                         C>
                                                                                          Year Ended     Year Ended     Period Ended
                                                                                           10/31/99        10/31/98        10/31/97*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                        $ 7.33          $ 8.25        $ 8.15
                                                                                             ------          ------        ------
Income from investment operations#-
    Net investment incomess.                                                                 $ 0.65          $ 0.72        $ 0.49
                                                                                                             ------
    Net realized and unrealized gain (loss) on investments and
       foreign currency transactions                                                           0.07           (0.85)         0.15
                                                                                           --------
          Total from investment operations                                                   $ 0.72          $(0.13)       $ 0.64
                                                                                             ------
Less distributions declared to shareholders-
    From net investment income                                                               $(0.74)         $(0.66)       $(0.54)
    From net realized gain on investments and foreign
       currency transactions                                                                 $  --            (0.13)          --
                                                                                             ------           ------
          Total distributions declared to shareholders                                       $(0.74)         $(0.79)       $(0.54)
                                                                                             -------         -------       -------
Net asset value - end of period                                                              $ 7.31          $ 7.33         $ 8.25
                                                                                             ------          ------         ------
Total return                                                                                  10.25%          (2.00)%        5.98%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                                 0.53%           0.50%         0.44%+
    Net investment income                                                                      8.77%           8.51%         7.69%+
Portfolio turnover                                                                             204%            299%           217%
Net assets at end of period (000 omitted)                                                      $304             $238          $230

ss. The investment adviser and/or the distributor voluntarily waived a portion of their management and/or other fees and/or distribution fee, respectively, for certain of the periods indicated. If the fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

Net investment income                                                                        $ 0.58           $0.63         $0.40
Ratios (to average net assets):
    Expenses##                                                                                 1.48%           1.49%         1.66%+
    Net Investment income                                                                      7.82%           7.49%         6.47%+

* For the period from the inception of class I shares, January 8, 1997, through October 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## Ratios do not reflect expense reductions from certain expense offset arrangements.

     The date of this Supplement is March 1, 2000 as revised July 21, 2000.

                            MFS(R) GLOBAL GROWTH FUND

             Supplement dated March 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1999.

                                                                                  1 Year         5 Year         Life*
  Class I shares                                                                  64.77%          22.76%        20.15%
  Morgan Stanley Capital International (MSCI) All Country World Index+**          27.31%          18.90%        17.37%
  Average global fund++                                                           36.08%          19.24%        16.75%

-----------------------------

+      Source:  Standard & Poor's Micropal, Inc.
++     Source:  Lipper Analytical Services, Inc.
* For the period from the commencement of the fund's investment operations, November 18, 1993, through December 31, 1999. Index results and Lipper average returns are from December 1, 1993.
** The Morgan Stanley Capital International (MSCI) All Country World Index is a broad-based unmanaged index of developed country and emerging market equities.

The fund commenced investment operations on November 18, 1993 with the offering of class A shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

           Management Fees........................................... 0.90%

           Distribution and Service (12b-1) Fees..................... None

           Other Expenses(1)......................................... 0.33%
                                                                      ----

           Total Annual Fund Operating Expenses(1)................... 1.23%

--------------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.22% for class I shares.

3.   EXAMPLE OF EXPENSES

The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

     Share Class       Year 1       Year 3       Year 5       Year 10
     -----------       ------       ------       ------       -------

  Class I shares        $125         $390         $676        $1,489

4.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

               MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount.

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


6.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - class I shares

                                                                               Year Ended         Year Ended      Period Ended
                                                                                10/31/99           10/31/98         10/31/97*
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                                           $18.32              $20.84         $18.34
                                                                                  ------              ------         ------
  Income from investment operations# -
      Net investment income                                                      $   --              $  0.04        $  0.04
      Net realized and unrealized gain (loss) on investments and
         foreign currency                                                           6.62               (0.40)          2.46
                                                                                --------             --------       -------
            Total from investment operations                                     $  6.62             $ (0.36)       $  2.50
                                                                                 -------             --------       -------
  Less distributions declared to shareholders from net realized
      gain on investments and foreign currency transactions                      $ (1.61)            $ (2.16)        $  --
                                                                                 --------            --------        -----
  Net asset value - end of period                                                 $23.33              $18.32         $20.84
                                                                                  ------              ------         ------
  Total return                                                                     38.55%              (1.64)%        13.58%++
  Ratios (to average net assets)/Supplemental data
  Expenses##                                                                        1.23%               1.24%          1.21%+
  Net investment income                                                             0.01%               0.19%          0.20%+
  Portfolio turnover                                                                 146%               104%           133%
  Net assets at end of period (000 omitted)                                        $7,272              $5,445          $6,550

----------------------------------------
* For the period from the inception of class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

     The date of this Supplement is March 1, 2000 as revised July 21, 2000.